Stock-Based Compensation (Details 3) (USD $)	12 Months Ended
Dec. 31, 2011
Company's nonvested restricted stock unit awards
Balance at January 1, 2011, Number of Shares, Beginning Balance	1,733,700
Balance at January 1, 2011, Weighted Average Grant Date Fair Value, Beginning Balance	$ 85.41
Granted, Number of Shares	688,000
Granted, Weighted Average Grant Date Fair Value	$ 80.17
Vested, Number of Shares	(444,400)
Vested, Weighted Average Grant Date Fair Value	$ 98.01
Forfeited, Number of Shares	(153,000)
Forfeited, Weighted Average Grant Date Fair Value	$ 80.86
Balance at December 31, 2011, Number of Shares, Ending Balance	1,824,300
Balance at December 31, 2011, Weighted Average Grant Date Fair Value, Ending Balance	$ 80.74